UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip Code)

S. Bob Rezaee, 2806 Flintrock Trace, Suite A204, Austin, TX 78738

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 772-7231

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	NewMark Risk-Managed Opportunistic Fund
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 62.07%

Agricultural Chemicals - .78%
225	Agrium, Inc.	$ 19,566

Air Transportation, Nonscheduled - .54%
400	Air Methods Corp.	13,544

Air Transportation, Scheduled - 2.19%
9,000	Hawaiian Holdings, Inc. *	54,990

Arragement of Transportation of Freight & Cargo - 1.17%
775	Expeditors International of Washington, Inc.	29,481

Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 2.58%
10,200	Acco Brands Corp. *	64,872

Bottled & Canned Soft Drinks & Carbonated Waters - 1.06%
3,400	Cott Corp.	26,554

Computer Communications Equipment - 1.84%
1,900	Cisco Systems, Inc.	46,237

Computer Storage Devices - 3.08%
2,050	Netapp, Inc. *	77,449

Crude Petroleum & Natural Gas - 1.05%
1,100	Newfield Exploration Co. *	26,279

Electronic Computers - 10.25%
650	Apple, Inc.	257,745

Gold & Silver Ores - 3.39%
4,250	Pan American Silver Corp.	49,470
1,815	Silver Wheaton Corp.	35,701
		85,171
Miscellaneous Furniture & Fixtures - 1.98%
3,500	Knoll, Inc.	49,735

National Commercial Banks - 1.59%
750	Cardinal Financial Corp.	10,980
550	JPMorgan Chase & Co.	29,035
		40,015
Oil & Gas Field Machinery & Equipment - 1.16%
425	National Oilwell Varco, Inc.	29,282

Petroleum Refining - 1.75%
1,150	Imperial Oil, Ltd.	43,941

Photographic Equipment & Supplies - .56%
425	Canon, Inc. *	13,970

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.35%
800	Axiall Corp.	34,064

Retail-Apparel & Accessory Stores - 2.54%
4,700	Gordmans Stores, Inc. *	63,967

Retail-Variety Stores - 1.19%
950	Big Lots, Inc. *	29,953

Retail-Women's Clothing Stores - 1.29%
1,300	Cato Corp.	32,448

Semiconductors & Related Devices - 2.38%
4,250	Volterra Semiconductors Corp. *	59,925

Services-Advertising - .95%
970	Valassis Communications, Inc.	23,852

Services-Business Services, NEC - 3.28%
700	Ebay, Inc. *	36,204
4,000	Resources Connection, Inc.	46,400
		82,604
Services-Computer Programming Services - 3.49%
1,400	Cognizant Technology Solutions Corp. *	87,696

Services-Educational Services - .78%
1,100	Apollo Group, Inc. *	19,492

Services-Equipment Rental & Leasing, NEC - 2.78%
2,500	Aaron's, Inc.	70,025

Services-Prepackaged Software - 2.43%
1,000	Intuit, Inc.	61,040

State Commercial Banks - 1.41%
6,500	Trustco Bank Corp of NY	35,360

Telephone Communications (No Radiotelephone) - 2.01%
850	Perusahaan Perseroan Persero PT Telekomunika SI Indonesia TBK	36,329
1,100	Telefonica S A *	14,091
		50,420
Wholesale-Miscellaneous Nondurable Goods - 1.24%
4,400	Central Garden & Pet Co. *	31,240

TOTAL COMMON STOCKS (Cost $1,606,423) - 62.07%		$ 1,560,917

EXCHANGE TRADED FUNDS - 25.73%
1,585	Direxion 20+ Treasury Bill	85,796
6,800	Direxion Small Cap 3X *	216,498
1,190	iShares Barclays 20+ Treasury	131,424
750	iShares Investment Grade Corp	85,238
1,050	ProShares Ultrapro Dow 30	85,102
650	SPDR S&P Dividend ETF	43,095

TOTAL EXCHANGE TRADED FUNDS (Cost $661,032) - 25.73%		$ 647,153

PREFERRED FUNDS - .77%
750	MFA Financial 8.00%, 04/15/2042	19,380

TOTAL PREFERRED FUNDS (Cost $19,786) - .77%		$ 19,380

REAL ESTATE INVESTMENT TRUSTS - 11.72%
10,250	CYS Investments	94,403
2,040	Digital Realty Trust, Inc.	124,440
1,900	Redwood Trust, Inc.	32,300
1,000	Silver Bay Realty Trust Corp.	16,560
1,543	Western Asset Mortgage Capital	26,941

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $322,519) - 11.72%		$ 294,644

SHORT TERM INVESTMENTS - 11.25%
282,909	First American Treasury Obligation Cl Z, 0.00% ** (Cost $282,909)	282,909

TOTAL FOR SHORT TERM INVESTMENTS (Cost $282,909) - 11.25%		$ 282,909

TOTAL INVESTMENTS (Cost $2,892,670) - 111.54%		$ 2,805,003

LIABILITIES IN EXCESS OF OTHER ASSETS - 11.74%		(290,294)

NET ASSETS - 100.00%		$ 2,514,709

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of June 30, 2013

NOTES TO FINANCIAL STATEMENTS
NewMark Risk-Managed Opportunistic Fund
1. SECURITY TRANSACTIONS

At June 30, 2013, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,892,670 amounted to $87,667 which consisted of aggregate gross unrealized appreciation of $31,889 and aggregate gross unrealized depreciation of $119,556.

2. SECURITY VALUATION

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,560,917	$0	$0	$1,560,917
Exchange Traded Funds	$647,153	$0	$0	$647,153
Preferred	$19,380	$0	$0	$19,380
Real Estate Investment Trusts	$294,644	$0	$0	$294,644
Cash Equivalents	$282,909	$0	$0	$282,909
Total	$2,805,003	$0	$0	$2,805,003

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newmark Risk-Managed Opportunistic Fund

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date August 15, 2013

* Print the name and title of each signing officer under his or her signature.